Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Balance at beginning of year	$ 4,094	$ 4,094	$ 4,131
Impairment	0	0	(37)
Disposal of SI Trust Servicing	(643)	0	0
Balance at end of year	$ 3,451	$ 4,094	$ 4,094